Fair Value Measurement - Summary of Changes in Deferred Contingent Consideration Liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance	$ 29		$ 33
Acquisitions	8
Measurement period adjustments			(2)
Accretion of contingent consideration			1
Remeasurement of acquisition-related contingent consideration	(2)		(15)
Payments	(2)		(4)
Ending Balance	33	$ 29
Alight Holdings
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance	29	26	33	$ 22
Acquisitions		2		3
Accretion of contingent consideration		1
Remeasurement of acquisition-related contingent consideration				8
Payments				(7)
Ending Balance	$ 33	$ 29	$ 13	$ 26